SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - VIEs	12 Months Ended
Dec. 31, 2018
Tianjin Mingdajiahe Real Estate Corporation Yangzhou Branch
Variable Interest Entity [Line Items]
Percentage of Ownership	100.00%
Entity Incorporation, Date of Incorporation	Oct. 18, 2017
Entity Incorporation, State Country Name	Yangzhou, China
Tianjin Mingdajiahe Real Estate Corporation Suzhou Branch
Variable Interest Entity [Line Items]
Percentage of Ownership	100.00%
Entity Incorporation, Date of Incorporation	Oct. 13, 2017
Entity Incorporation, State Country Name	Suzhou, China
Xishe (Tianjin) Business Management Co. Ltd.
Variable Interest Entity [Line Items]
Percentage of Ownership	100.00%
Entity Incorporation, Date of Incorporation	Oct. 20, 2017
Entity Incorporation, State Country Name	Tianjin, China
Xi She (Tianjin) Wen Hua Chuan Mei Co Ltd.
Variable Interest Entity [Line Items]
Percentage of Ownership	100.00%
Entity Incorporation, Date of Incorporation	Jul. 25, 2018
Entity Incorporation, State Country Name	Tianjin, China
Xishe Xianglin (Tianjin) Business Operations & Management Co. Ltd.
Variable Interest Entity [Line Items]
Percentage of Ownership	51.00%
Entity Incorporation, Date of Incorporation	Mar. 09, 2018
Entity Incorporation, State Country Name	Tianjin, China